Segment Information - Revenue from Operations Abroad (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary of segment information [line items]
Revenue	R$ 90,697,983	R$ 79,230,014	R$ 76,740,033
Brazil [member]
Summary of segment information [line items]
Revenue	89,183,342	77,986,363	75,670,139
Mexico [member]
Summary of segment information [line items]
Revenue	207,615	190,205	183,124
Uruguay [member]
Summary of segment information [line items]
Revenue	48,096	33,873	33,782
Venezuela [member]
Summary of segment information [line items]
Revenue	68,877	54,788	25,393
Other Latin American Countries [member]
Summary of segment information [line items]
Revenue	425,973	427,875	448,814
United States [member]
Summary of segment information [line items]
Revenue	465,840	292,709	158,280
Far East [member]
Summary of segment information [line items]
Revenue	96,394	72,469	57,662
Europe [member]
Summary of segment information [line items]
Revenue	138,347	119,097	97,261
Others [member]
Summary of segment information [line items]
Revenue	R$ 63,499	R$ 52,635	R$ 65,578